SHARE-BASED PAYMENT - Summary of Share-based Payment Arrangements (Detail)	12 Months Ended
	Dec. 31, 2022 shares BRL (R$) R$ / shares	Dec. 31, 2021 shares R$ / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	21,711,666
Number of share options granted	5,156,829	11,531,359
Exercised /canceled /transferred	(3,835,158)
Number Of Outstanding Share options	17,876,508	15,592,511	10,536,790
Share grant programs [member] | 08/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised /canceled /transferred
Cosan S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares	R$ 17.14	R$ 23.2
Cosan S.A. [member] | Share grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	8,882,137
Exercised /canceled /transferred	(1,455,180)
Number Of Outstanding Share options	7,426,957
Cosan S.A. [member] | Share grant programs [member] | 07/31/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	07/31/2018
Company	Cosan S.A.
Life expectancy (years)	5 years
Number of share options granted	842,408
Exercised /canceled /transferred	(107,576)
Number Of Outstanding Share options	734,832
Fair value as of grant date | R$ / shares	R$ 9.65
Cosan S.A. [member] | Share grant programs [member] | 07/31/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	7/31/2019
Company	Cosan S.A.
Life expectancy (years)	5 years
Number of share options granted	229,020
Exercised /canceled /transferred	(20,080)
Number Of Outstanding Share options	208,940
Fair value as of grant date | R$ / shares	R$ 12.46
Cosan S.A. [member] | Share grant programs [member] | 07/31/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	07/31/2020
Company	Cosan S.A.
Life expectancy (years)	5 years
Number of share options granted	68,972
Exercised /canceled /transferred	(6,704)
Number Of Outstanding Share options	62,268
Fair value as of grant date | R$ / shares	R$ 20.93
Cosan S.A. [member] | Share grant programs [member] | 07/31/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	07/31/2021
Company	Cosan S.A.
Life expectancy (years)	3 years
Number of share options granted	424,839
Exercised /canceled /transferred
Number Of Outstanding Share options	424,839
Fair value as of grant date | R$ / shares	R$ 24.38
Cosan S.A. [member] | Share grant programs [member] | 07/31/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	07/31/2022
Company	Cosan S.A.
Life expectancy (years)	3 years
Number of share options granted	846,506
Exercised /canceled /transferred
Number Of Outstanding Share options	846,506
Fair value as of grant date | R$ / shares	R$ 18.74
Cosan S.A. [member] | Share grant programs [member] | 09/10/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	09/10/2021
Company	Cosan S.A.
Life expectancy (years)	4 years
Number of share options granted	5,283,275
Exercised /canceled /transferred	(1,320,820)
Number Of Outstanding Share options	3,962,455
Fair value as of grant date | R$ / shares	R$ 22.24
Cosan S.A. [member] | Share grant programs [member] | 10/11/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	10/11/2021
Company	Cosan S.A.
Life expectancy (years)	5 years
Number of share options granted	809,944
Exercised /canceled /transferred
Number Of Outstanding Share options	809,944
Fair value as of grant date | R$ / shares	R$ 23.2
Cosan S.A. [member] | Share grant programs [member] | 11/22/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	11/22/2022
Company	Cosan S.A.
Life expectancy (years)	5 years
Number of share options granted	377,173
Number Of Outstanding Share options	377,173
Fair value as of grant date | R$ / shares	R$ 17.14
Comgas [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares	R$ 29.2	78.58
Comgas [member] | Share grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	83,683
Exercised /canceled /transferred	(14,794)
Number Of Outstanding Share options	68,889
Comgas [member] | Share grant programs [member] | 07/31/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	7/31/2019
Company	Comgás
Life expectancy (years)	4 years
Number of share options granted	83,683
Exercised /canceled /transferred	(14,794)
Number Of Outstanding Share options	68,889
Fair value as of grant date | R$ / shares	R$ 79
Comgas [member] | Share grant programs [member] | 11/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	11/01/2021
Company	Comgás
Life expectancy (years)	3 years
Number of share options granted	195,414
Exercised /canceled /transferred
Number Of Outstanding Share options	195,414
Fair value as of grant date | R$ / shares	R$ 25.46
Compass Gas E Energia S A [Member] | Share grant programs [member] | 08/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	08/01/2021
Company	Compass Gás e Energia
Life expectancy (years)	2 years
Number of share options granted	173,316
Exercised /canceled /transferred | R$
Number Of Outstanding Share options	173,316
Fair value as of grant date | R$ / shares	R$ 25.46
Compass Gas E Energia S A [Member] | Share grant programs [member] | 08/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	08/01/2021
Company	Compass Gás e Energia
Life expectancy (years)	3 years
Number of share options granted	30,205
Exercised /canceled /transferred
Number Of Outstanding Share options	30,205
Fair value as of grant date | R$ / shares	R$ 25.46
Compass Gas E Energia S A [Member] | Share grant programs [member] | 08/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	08/01/2022
Company	Compass Gás e Energia
Life expectancy (years)	3 years
Number of share options granted	826,392
Exercised /canceled /transferred
Number Of Outstanding Share options	826,392
Fair value as of grant date | R$ / shares	R$ 25.59
Compass Gas E Energia S A [Member] | Share grant programs [member] | 11/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	11/01/2021
Company	Compass Gás e Energia
Life expectancy (years)	3 years
Number of share options granted	1,672,626
Number Of Outstanding Share options	1,672,626
Fair value as of grant date | R$ / shares	R$ 25.46
Compass Gas E Energia S A [Member] | Share grant programs [member] | 02/01/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	02/01/2022
Company	Compass Gás e Energia
Life expectancy (years)	3 years
Number of share options granted	88,899
Exercised /canceled /transferred
Number Of Outstanding Share options	88,899
Fair value as of grant date | R$ / shares	R$ 25.59
Comgas and Compass Gas e Energia [member] | Share grant programs [member] | 11/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised /canceled /transferred
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares	R$ 20.56	18.2
Rumo S.A. [member] | Share grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	8,609,680
Exercised /canceled /transferred	(2,365,184)
Number Of Outstanding Share options	6,244,496
Rumo S.A. [member] | Share grant programs [member] | 09/01/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	09/01/2017
Company	Rumo S.A.
Life expectancy (years)	5 years
Number of share options granted	870,900
Exercised /canceled /transferred	(870,900)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares	R$ 10.42
Rumo S.A. [member] | Share grant programs [member] | 08/01/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	08/01/2018
Company	Rumo S.A.
Life expectancy (years)	5 years
Number of share options granted	1,149,544
Exercised /canceled /transferred	(455,931)
Number Of Outstanding Share options	693,613
Fair value as of grant date | R$ / shares	R$ 13.94
Rumo S.A. [member] | Share grant programs [member] | 08/15/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	08/15/2019
Company	Rumo S.A.
Life expectancy (years)	5 years
Number of share options granted	843,152
Exercised /canceled /transferred	(256,757)
Number Of Outstanding Share options	586,395
Fair value as of grant date | R$ / shares	R$ 22.17
Rumo S.A. [member] | Share grant programs [member] | 11/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	11/11/2020
Company	Rumo S.A.
Life expectancy (years)	5 years
Number of share options granted	776,142
Exercised /canceled /transferred	(208,694)
Number Of Outstanding Share options	567,448
Fair value as of grant date | R$ / shares	R$ 20.01
Rumo S.A. [member] | Share grant programs [member] | 05/05/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	05/05/2021
Company	Rumo S.A.
Life expectancy (years)	5 years
Number of share options granted	1,481,000
Exercised /canceled /transferred	(421,875)
Number Of Outstanding Share options	1,059,125
Fair value as of grant date | R$ / shares	R$ 20.84
Rumo S.A. [member] | Share grant programs [member] | 09/15/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	09/15/2021
Company	Rumo S.A.
Life expectancy (years)	3 years
Number of share options granted	1,560,393
Exercised /canceled /transferred	(144,611)
Number Of Outstanding Share options	1,415,782
Fair value as of grant date | R$ / shares	R$ 18.19
Rumo S.A. [member] | Share grant programs [member] | 09/01/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	09/01/2022
Company	Rumo S.A.
Life expectancy (years)	3 years
Number of share options granted	1,781,640
Exercised /canceled /transferred	(6,416)
Number Of Outstanding Share options	1,775,224
Fair value as of grant date | R$ / shares	R$ 20.36
Rumo S.A. [member] | Share grant programs [member] | 09/01/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	09/01/2022
Company	Rumo S.A.
Number of share options granted	146,909
Exercised /canceled /transferred
Number Of Outstanding Share options	146,909
Fair value as of grant date | R$ / shares	R$ 20.36
Moove [member] | Share grant programs [member] | 07/31/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	07/31/2019
Company	Moove
Life expectancy (years)	5 years
Number of share options granted	132,670
Exercised /canceled /transferred
Number Of Outstanding Share options	132,670
Fair value as of grant date | R$ / shares	R$ 50.79
Moove [member] | Share grant programs [member] | 07/31/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	07/31/2020
Company	Moove
Life expectancy (years)	5 years
Number of share options granted	106,952
Exercised /canceled /transferred
Number Of Outstanding Share options	106,952
Fair value as of grant date | R$ / shares	R$ 61.89
Moove [member] | Share grant programs [member] | 07/31/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	07/31/2021
Company	Moove
Life expectancy (years)	3 years
Number of share options granted	80,729
Exercised /canceled /transferred
Number Of Outstanding Share options	80,729
Fair value as of grant date | R$ / shares	R$ 102.73
Moove [member] | Share grant programs [member] | 07/31/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	07/31/2022
Company	Moove
Life expectancy (years)	3 years
Number of share options granted	77,967
Exercised /canceled /transferred
Number Of Outstanding Share options	77,967
Fair value as of grant date | R$ / shares	R$ 135.05
Moove [member] | Share grant programs [member] | 07/31/2022 - Special Program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	07/31/2022
Company	Moove
Life expectancy (years)	4 years
Number of share options granted	615,362
Exercised /canceled /transferred
Number Of Outstanding Share options	615,362
Fair value as of grant date | R$ / shares	R$ 50.05
Compas Comercializacao [Member] | Share grant programs [member] | 08/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	08/01/2021
Company	Compass Comercialização
Life expectancy (years)	3 years
Number of share options granted	35,777
Exercised /canceled /transferred
Number Of Outstanding Share options	35,777
Fair value as of grant date | R$ / shares	R$ 25.46
Compas Comercializacao [Member] | Share grant programs [member] | 08/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	08/01/2022
Company	Compass Comercialização
Life expectancy (years)	3 years
Number of share options granted	30,441
Exercised /canceled /transferred
Number Of Outstanding Share options	30,441
Fair value as of grant date | R$ / shares	R$ 25.59
TRSP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares	R$ 29.2	R$ 27.27
TRSP [Member] | Share grant programs [member] | 08/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	08/01/2021
Company	TRSP
Life expectancy (years)	3 years
Number of share options granted	38,158
Number Of Outstanding Share options	38,158
Fair value as of grant date | R$ / shares	R$ 25.46
TRSP [Member] | Share grant programs [member] | 08/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	08/01/2022
Company	TRSP
Life expectancy (years)	3 years
Number of share options granted	31,258
Exercised /canceled /transferred
Number Of Outstanding Share options	31,258
Fair value as of grant date | R$ / shares	R$ 25.59
Moove Compass Gas E Energia Compass Comercializacao TRSP and Comgas [Member] | Cash Settled Transactions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	4,136,166
Exercised /canceled /transferred
Number Of Outstanding Share options	4,136,166